Significant Accounting Policies (Details 2) (USD $)	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2012 subsidiary	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 MVAS	Dec. 31, 2011 MVAS	Dec. 31, 2010 MVAS	Dec. 31, 2012 Stock Options	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Service-based restricted share units	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Service-based restricted share units	Sep. 30, 2009 CRIC	Dec. 31, 2012 Computers and equipment Maximum	Dec. 31, 2012 Computers and equipment Minimum	Dec. 31, 2012 Furniture and fixtures
Significant Accounting Policies
Number of wholly owned subsidiaries established to engage directly in advertising business	2
Term of trademark license agreements	1 year
Property and equipment
Estimated useful lives of assets													4 years	3 years	5 years
Depreciation	$ 29,548,000	$ 20,968,000	$ 13,609,000
Intangible assets other than goodwill
Estimated useful lives of intangible assets								10 years		2 years
Non-advertising
Confirmation rate determination, number of months considered for calculation of average historical rates				6 months
MVAS revenue recognition, period of lag				1 month
MVAS revenues				69,000,000	83,500,000	86,200,000
Deferred revenue
Amount allocated to fair value of License Agreements												$ 187,400,000
License Agreements, period of amortization of deferred revenue												10 years
Stock-based compensation
Vesting period of stock options granted							4 years		4 years		3 years